Mortgages Payable (Details Textual) (USD $)	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2009 Spring House [Member]	Dec. 03, 2009 Spring House [Member]	Dec. 31, 2010 Creekside [Member]	Oct. 13, 2010 Creekside [Member]	Dec. 31, 2012 Enders [Member]	Oct. 02, 2012 Enders [Member]	Dec. 31, 2012 Mda [Member]	Dec. 17, 2012 Mda [Member]	Dec. 31, 2013 Berry Hill [Member]	Dec. 31, 2012 Berry Hill [Member]	Oct. 18, 2012 Berry Hill [Member]
Line of Credit Facility [Line Items]
Secured Long-term Debt, Noncurrent		$ 23,400,000		$ 12,972,200		$ 17,500,000		$ 37,600,000			$ 23,569,000
Debt Instrument, Maturity Date	Jan. 01, 2020		Nov. 01, 2050		Nov. 01, 2022		Jan. 01, 2023			Sep. 30, 2015
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		5.66%		4.60%		3.97%		5.35%
Long-term Debt, Percentage Bearing Fixed Interest, Amount						$ 83,245		$ 209,964
Percentage Of Prepayment Premium	1.00%		8.00%		1.00%		1.00%
Percentage Reduction In Prepayment Premium			1.00%
Debt Instrument, Description of Variable Rate Basis										three-month LIBOR plus 2.75% during construction and three-month LIBOR plus 2.50% upon construction completion.
Debt Instrument, Interest Rate During Period									3.00%